UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17

CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class A Shares - VNIAX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class A Shares	$47	0.86%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Class A. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.00% (1.39% excluding waiver).

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$146,939,669	45	$117,808	108%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan 12.1%
Sweden 11.9%
Germany 11.2%
United Kingdom 10.0%
United States 9.2%
Switzerland 9.2%
Netherlands 6.0%
France 5.5%
Canada 4.9%
Ireland 3.7%
Italy 3.6%
China 3.1%
Other Countries 6.7%

Value	Value
Other Countries	6.7%
China	3.1%
Italy	3.6%
Ireland	3.7%
Canada	4.9%
France	5.5%
Netherlands	6.0%
Switzerland	9.2%
United States	9.2%
United Kingdom	10.0%
Germany	11.2%
Sweden	11.9%
Japan	12.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	4.7%
Svenska Handelsbanken, Cl A	4.7%
Galderma Group	4.5%
Capcom	3.9%
Universal Music Group	3.6%
Rheinmetall	3.2%
Games Workshop Group	3.1%
Obic	3.1%
Lifco, Cl B	3.1%
Tencent Holdings	3.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNIAX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Y Shares - VNIYX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Y Shares	$34	0.62%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Class Y. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.75% (1.14% excluding waiver).

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$146,939,669	45	$117,808	108%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.7%
China	3.1%
Italy	3.6%
Ireland	3.7%
Canada	4.9%
France	5.5%
Netherlands	6.0%
Switzerland	9.2%
United States	9.2%
United Kingdom	10.0%
Germany	11.2%
Sweden	11.9%
Japan	12.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	4.7%
Svenska Handelsbanken, Cl A	4.7%
Galderma Group	4.5%
Capcom	3.9%
Universal Music Group	3.6%
Rheinmetall	3.2%
Games Workshop Group	3.1%
Obic	3.1%
Lifco, Cl B	3.1%
Tencent Holdings	3.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNIYX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Institutional Shares - VNIIX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Institutional Shares	$32	0.60%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$146,939,669	45	$117,808	108%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.7%
China	3.1%
Italy	3.6%
Ireland	3.7%
Canada	4.9%
France	5.5%
Netherlands	6.0%
Switzerland	9.2%
United States	9.2%
United Kingdom	10.0%
Germany	11.2%
Sweden	11.9%
Japan	12.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	4.7%
Svenska Handelsbanken, Cl A	4.7%
Galderma Group	4.5%
Capcom	3.9%
Universal Music Group	3.6%
Rheinmetall	3.2%
Games Workshop Group	3.1%
Obic	3.1%
Lifco, Cl B	3.1%
Tencent Holdings	3.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNIIX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class A Shares - VNGAX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class A Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.98% (1.49% excluding waiver).

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,072,368	44	$-	36%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
49.4%
France
9.8%
United Kingdom
5.9%
Taiwan
5.0%
Ireland
5.0%
Netherlands
3.5%
Germany
3.2%
India
3.2%
Japan
3.0%
Canada
2.9%
China
2.5%
Hong Kong
2.3%
Other Countries
3.1%

Value	Value
Other Countries	3.1%
Hong Kong	2.3%
China	2.5%
Canada	2.9%
Japan	3.0%
India	3.2%
Germany	3.2%
Netherlands	3.5%
Ireland	5.0%
Taiwan	5.0%
United Kingdom	5.9%
France	9.8%
United States	49.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	7.2%
Coca-Cola	5.6%
Taiwan Semiconductor Manufacturing ADR	5.0%
Amazon.com	3.7%
Abbott Laboratories	3.6%
Alphabet, Cl C	3.5%
RELX	3.5%
CME Group, Cl A	3.4%
Experian	3.4%
SAP	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNGAX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Y Shares - VNGYX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Y Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.73% (1.24% excluding waiver).

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,072,368	44	$-	36%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.1%
Hong Kong	2.3%
China	2.5%
Canada	2.9%
Japan	3.0%
India	3.2%
Germany	3.2%
Netherlands	3.5%
Ireland	5.0%
Taiwan	5.0%
United Kingdom	5.9%
France	9.8%
United States	49.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	7.2%
Coca-Cola	5.6%
Taiwan Semiconductor Manufacturing ADR	5.0%
Amazon.com	3.7%
Abbott Laboratories	3.6%
Alphabet, Cl C	3.5%
RELX	3.5%
CME Group, Cl A	3.4%
Experian	3.4%
SAP	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNGYX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Institutional Shares - VNGIX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Institutional Shares	$30	0.58%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,072,368	44	$-	36%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.1%
Hong Kong	2.3%
China	2.5%
Canada	2.9%
Japan	3.0%
India	3.2%
Germany	3.2%
Netherlands	3.5%
Ireland	5.0%
Taiwan	5.0%
United Kingdom	5.9%
France	9.8%
United States	49.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	7.2%
Coca-Cola	5.6%
Taiwan Semiconductor Manufacturing ADR	5.0%
Amazon.com	3.7%
Abbott Laboratories	3.6%
Alphabet, Cl C	3.5%
RELX	3.5%
CME Group, Cl A	3.4%
Experian	3.4%
SAP	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNGIX-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND II

Vontobel International Equity Fund

Vontobel Global Equity Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL JUNE 30, 2025 (Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Glossary	5
Statements of Assets and Liabilities	6
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Other Information (Form N-CSRS Items 8-11)	24

 2

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%

	Shares	Value
BRAZIL — 2.5%
Consumer Discretionary — 2.5%
MercadoLibre *	1,399	$3,656,468

CANADA — 4.9%
Financials — 2.5%
Intact Financial	15,692	3,648,887

Information Technology — 2.4%
Constellation Software	954	3,498,082

		7,146,969

CHINA — 3.1%
Communication Services — 3.1%
Tencent Holdings	70,396	4,510,753

FRANCE — 5.5%
Consumer Discretionary — 1.2%
Hermes International	673	1,822,561

Consumer Staples — 1.4%
L'Oreal	4,784	2,046,188

Industrials — 0.9%
Schneider Electric	4,867	1,294,534

Materials — 2.0%
Air Liquide	14,487	2,988,766

		8,152,049

GERMANY — 11.2%
Communication Services — 2.4%
CTS Eventim & KGaA	27,916	3,465,947

Financials — 2.9%
Deutsche Boerse	13,006	4,242,236

Industrials — 3.2%
Rheinmetall	2,247	4,756,410

Information Technology — 2.7%
SAP	13,004	3,954,369

		16,418,962

INDIA — 1.5%
Financials — 1.5%
ICICI Bank	132,052	2,226,222

IRELAND — 3.7%
Consumer Discretionary — 1.6%
Flutter Entertainment *	8,273	2,343,858
COMMON STOCK — continued

	Shares	Value
IRELAND — continued
Industrials — 2.1%
Experian	58,699	$3,023,097

		5,366,955

ITALY — 3.6%
Consumer Discretionary — 1.7%
Ferrari	5,034	2,467,397

Utilities — 1.9%
Terna - Rete Elettrica Nazionale	276,825	2,845,435

		5,312,832

JAPAN — 12.1%
Communication Services — 3.8%
Capcom	165,300	5,662,476

Consumer Staples — 0.8%
Asahi Group Holdings	89,100	1,192,599

Industrials — 1.5%
MonotaRO	108,541	2,144,364

Information Technology — 6.0%
Keyence	1,204	483,590
Nomura Research Institute	94,555	3,797,171
Obic	117,115	4,563,260
		8,844,021
		17,843,460

NETHERLANDS — 6.0%
Communication Services — 3.6%
Universal Music Group	165,487	5,356,841

Consumer Staples — 1.5%
Coca-Cola Europacific Partners	23,197	2,150,826

Industrials — 0.9%
Wolters Kluwer	7,822	1,307,920

		8,815,587
SWEDEN — 11.9%
Financials — 4.6%
Svenska Handelsbanken, Cl A	511,261	6,833,277

Industrials — 7.3%
Atlas Copco, Cl A	37,581	607,157
Beijer Ref, Cl B	89,480	1,412,534
Epiroc, Cl A	188,863	4,100,293
Lifco, Cl B	112,020	4,532,471
		10,652,455

		17,485,732

SWITZERLAND — 9.2%
Consumer Staples — 2.5%
Chocoladefabriken Lindt & Spruengli	219	3,684,731

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — continued
Health Care — 4.8%
Alcon	5,910	$522,884
Galderma Group	45,221	6,554,181
		7,077,065

Industrials — 1.9%
Schindler Holding	7,370	2,740,122

		13,501,918

TAIWAN — 2.7%
Information Technology — 2.7%
Taiwan Semiconductor Manufacturing ADR	17,471	3,957,007

UNITED KINGDOM — 10.0%
Consumer Discretionary — 3.1%
Games Workshop Group	20,694	4,607,378

Financials — 0.6%
London Stock Exchange Group	5,834	851,652

Industrials — 1.0%
RELX	25,908	1,400,096
COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Information Technology — 2.8%
Halma	94,614	$4,155,889

Utilities — 2.5%
National Grid	255,369	3,720,889

		14,735,904

UNITED STATES — 9.2%
Consumer Staples — 4.7%
Philip Morris International	37,838	6,891,435

Financials — 2.5%
Aon, Cl A	2,454	875,489
Mastercard, Cl A	4,938	2,774,860
		3,650,349

Industrials — 2.0%
RB Global	28,123	2,986,381

		13,528,165

TOTAL COMMON STOCK
(Cost $113,953,049)		142,658,983

TOTAL INVESTMENTS — 97.1%
(Cost $113,953,049)		$142,658,983

Percentages are based on Net Assets of $146,939,669.

*	Non-income producing security.

As of June 30, 2025, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value
CANADA — 2.9%
Information Technology — 2.9%
Constellation Software	184	$674,682

CHINA — 2.5%
Communication Services — 2.5%
Tencent Holdings	9,100	583,099

DENMARK — 0.5%
Health Care — 0.5%
Novo Nordisk, Cl B	1,787	124,028

FRANCE — 9.8%
Consumer Discretionary — 1.0%
LVMH Moet Hennessy Louis Vuitton	444	232,531

Consumer Staples — 1.3%
L'Oreal	678	289,991

Health Care — 1.1%
EssilorLuxottica	931	255,415

Industrials — 3.9%
Bureau Veritas	13,595	463,453
Schneider Electric	1,698	451,637
		915,090

Materials — 2.5%
Air Liquide	2,796	576,834

		2,269,861
GERMANY — 3.2%
Information Technology — 3.2%
SAP	2,435	740,456

HONG KONG — 2.3%
Financials — 2.3%
AIA Group	58,000	520,156

INDIA — 3.2%
Financials — 3.0%
ICICI Bank	40,387	680,872

Information Technology — 0.2%
Tata Consultancy Services	1,135	45,818

		726,690
IRELAND — 5.0%
Consumer Discretionary — 1.6%
Flutter Entertainment *	1,314	372,275
COMMON STOCK — continued

	Shares	Value
IRELAND — continued
Industrials — 3.4%
Experian	15,083	$776,800

		1,149,075

JAPAN — 3.0%
Health Care — 1.7%
Hoya	3,200	381,209

Information Technology — 1.3%
Obic	7,800	303,919

		685,128

NETHERLANDS — 3.5%
Communication Services — 2.0%
Universal Music Group	13,925	450,754

Industrials — 1.5%
Wolters Kluwer	2,095	350,306

		801,060

SWEDEN — 1.1%
Industrials — 1.1%
Epiroc, Cl A	11,767	255,466

SWITZERLAND — 1.5%
Health Care — 1.5%
Alcon	3,760	332,664

TAIWAN — 5.0%
Information Technology — 5.0%
Taiwan Semiconductor Manufacturing ADR	5,120	1,159,629

UNITED KINGDOM — 5.9%
Financials — 2.4%
London Stock Exchange Group	3,892	568,158

Industrials — 3.5%
RELX	14,817	800,726

		1,368,884

UNITED STATES — 49.4%
Communication Services — 6.6%
Alphabet, Cl C	4,556	808,189
Meta Platforms, Cl A	956	705,614
		1,513,803

Consumer Discretionary — 6.2%
Amazon.com *	3,864	847,723
Booking Holdings	102	590,502
		1,438,225

Consumer Staples — 5.8%
Coca-Cola	18,333	1,297,060

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
PepsiCo	338	$44,629
		1,341,689

Financials — 6.5%
Aon, Cl A	643	229,397
CME Group, Cl A	2,837	781,934
Mastercard, Cl A	880	494,507
		1,505,838

Health Care — 6.2%
Abbott Laboratories	6,087	827,893
Boston Scientific *	3,636	390,543
Thermo Fisher Scientific	514	208,406
		1,426,842

Industrials — 5.8%
Ferguson Enterprises	2,379	518,027
RB Global	5,444	578,099
COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Union Pacific	1,016	$233,761
		1,329,887

Information Technology — 9.3%
Microsoft	3,328	1,655,381
ServiceNow *	148	152,156
Synopsys *	683	350,160
		2,157,697

Materials — 3.0%
Ecolab	1,703	458,857
Vulcan Materials	876	228,478
		687,335

		11,401,316

TOTAL COMMON STOCK
(Cost $19,646,532)		22,792,194

TOTAL INVESTMENTS — 98.8%
(Cost $19,646,532)		$22,792,194

Percentages are based on Net Assets of $23,072,368.
*	Non-income producing security.

As of June 30, 2025, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL JUNE 30, 2025 (Unaudited)

GLOSSARY: (abbreviations which may be used in the preceding Schedules of Investments)

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Vontobel International Equity Fund	Vontobel Global Equity Fund
Assets:
Investments, at Value (Cost $113,953,049 and $19,646,532)	$142,658,983	$22,792,194
Foreign Currency, at Value (Cost $20,628 and $–)	20,677	–
Receivable for Investment Securities Sold	3,158,701	184,430
Cash	2,798,229	450,966
Receivable for Capital Shares Sold	363,747	–
Dividends and Interest Receivable	245,871	22,448
Foreign Tax Reclaim Receivable	155,892	5,534
Due from Adviser	–	22,902
Prepaid Expenses	49,322	23,193
Total Assets	149,451,422	23,501,667
Liabilities:
Payable for Investment Securities Purchased	2,342,078	268,692
Payable for Capital Shares Redeemed	38,644	–
Payable due to Adviser	24,577	–
Accrued Foreign Capital Gains Tax on Appreciated Securities	15,507	5,470
Payable due to Administrator	14,174	10,685
Payable for Offering Costs	13,688	18,937
Payable due to Trustees	7,197	1,219
Chief Compliance Officer Fees Payable	7,189	1,071
Unrealized Depreciation on Spot Currency Contracts	2,897	243
Distribution Fees Payable (Class A Shares)	13	–
Overdraft of Foreign Currency, at Value (Proceeds $– and $93,516)	–	93,516
Other Accrued Expenses	45,789	29,466
Total Liabilities	2,511,753	429,299
Commitments and Contingencies †
Net Assets	$146,939,669	$23,072,368
Net Assets Consist of:
Paid-in Capital	$104,700,509	$20,556,576
Total Distributable Earnings	42,239,160	2,515,792
Net Assets	$146,939,669	$23,072,368

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Vontobel International Equity Fund	Vontobel Global Equity Fund
A Shares:
Net Assets	$39,451	$256
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,258	22
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$12.11	$11.64
Y Shares:
Net Assets	$130,226	$124
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,725	11
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$12.14	$11.63	‡
Institutional Shares:
Net Assets	$146,769,992	$23,071,988
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	12,143,588	1,992,608
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$12.09	$11.58

‡	Net Assets divided by Outstanding Shares do not calculate to the stated NAV due to Net Assets and Outstanding Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
FOR THE PERIOD ENDED
JUNE 30, 2025
(Unaudited)

STATEMENTS OF OPERATIONS

	Vontobel International Equity Fund	Vontobel Global Equity Fund
Investment Income:
Dividend Income	$1,982,346	$172,313
Interest Income	119,655	8,226
Less: Foreign Taxes Withheld	(208,168)	(12,097)
Total Investment Income	1,893,833	168,442
Expenses:
Investment Advisory Fees	414,172	59,706
Administration Fees	83,904	64,465
Trustees' Fees	20,143	2,935
Chief Compliance Officer Fees	6,345	955
Distribution Fees (Class A Shares)	13	–
Transfer Agent Fees	38,568	25,239
Registration Fees	30,726	13,999
Offering Costs	29,184	47,945
Legal Fees	20,654	3,069
Audit Fees	15,772	14,187
Printing Fees	10,930	1,968
Custodian Fees	9,023	10,907
Insurance and Other Expenses	30,690	5,225
Total Expenses	710,124	250,600
Less:
Waiver of Investment Advisory Fees	(296,364)	(59,706)
Reimbursement by Investment Adviser	–	(131,188)
Net Expenses	413,760	59,706
Net Investment Income	1,480,073	108,736
Net Realized Gain (Loss) on :
Investments	15,741,505	(791,802)
Foreign Currency Transactions	(182,257)	(3,554)
Net Realized Gain (Loss)	15,559,248	(795,356)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,551,301	2,486,072
Foreign Capital Gains Tax on Appreciated Securities	(15,507)	(5,470)
Foreign Currency Transactions	11,586	(8)
Net Change in Unrealized Appreciation (Depreciation)	7,547,380	2,480,594
Net Realized and Unrealized Gain	23,106,628	1,685,238
Net Increase in Net Assets Resulting from Operations	$24,586,701	$1,793,974

Amount designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(1)

Operations:
Net Investment Income	$1,480,073	$840,284
Net Realized Gain	15,559,248	3,907,069
Net Change in Unrealized Appreciation	7,547,380	5,425,036
Net Increase in Net Assets Resulting from Operations	24,586,701	10,172,389
Distributions:	—	(6,503,572)
Return of Capital	—	(283,426)
Capital Share Transactions:
A Shares:
Issued	37,740	250
Reinvestment of Distributions	—	12
Net A Share Transactions	37,740	262
Y Shares:
Issued	160,735	100
Reinvestment of Distributions	—	5
Redeemed	(35,638)	—
Net Y Share Transactions	125,097	105
Institutional Shares:
Issued	14,287,652	192,148,577 *
Reinvestment of Distributions	—	6,515,508
Redeemed	(36,149,169)	(57,998,195)
Net Institutional Share Transactions	(21,861,517)	140,665,890
Net Increase (Decrease) in Net Assets from Share Transactions	(21,698,680)	140,666,257
Total Increase in Net Assets	2,888,021	144,051,648

Net Assets:
Beginning of Period	144,051,648	—
End of Period	$146,939,669	$144,051,648

(1)	Commenced operations on April 22, 2024.

*	Includes transfer of assets from the Predecessor Fund (see Note 11).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(1)

Operations:
Net Investment Income	$108,736	$51,968
Net Realized Gain (Loss)	(795,356)	100,154
Net Change in Unrealized Appreciation	2,480,594	659,177
Net Increase in Net Assets Resulting from Operations	1,793,974	811,299
Distributions:	—	(89,481)
Capital Share Transactions:
A Shares:
Issued	11	217
Reinvestment of Distributions	—	1
Net A Share Transactions	11	218
Y Shares:
Issued	6	100
Net Y Share Transactions	6	100
Institutional Shares:
Issued	3,018,031	19,601,508
Reinvestment of Distributions	—	42,680
Redeemed	(2,087,231)	(18,747)
Net Institutional Share Transactions	930,800	19,625,441
Net Increase in Net Assets from Share Transactions	930,817	19,625,759
Total Increase in Net Assets	2,724,791	20,347,577

Net Assets:
Beginning of Period	20,347,577	—
End of Period	$23,072,368	$20,347,577

(1)	Commenced operations on August 5, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

A Shares	Period Ended June 30, 2025 (Unaudited)		Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.25		$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.11		0.06
Net Realized and Unrealized Gain	1.75		0.70
Total from Operations	1.86		0.76
Dividends and Distributions:
Net Investment Income	—		(0.05)
Net Realized Gain	—		(0.46)
Return of Capital	—		—	(3)
Total Dividends and Distributions	—		(0.51)
Net Asset Value, End of Period	$12.11		$10.25
Total Return*	18.15%		7.49%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$40		$—	(4)
Ratio of Expenses to Average Net Assets	0.86	%†(5)	0.22	%†(5)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.29	%†(5)	0.23	%†(5)
Ratio of Net Investment Income to Average Net Assets	1.96	%†	0.81	%†
Portfolio Turnover Rate	108	%(6)	149	%(6)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on April 22, 2024.

(2)	Per share data calculated using average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Amount rounded to less than $1(000).

(5)	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.00% (1.39% excluding waiver).
(6)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Y Shares	Period Ended June 30, 2025 (Unaudited)		Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.26		$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.14		0.09
Net Realized and Unrealized Gain	1.74		0.68
Total from Operations	1.88		0.77
Dividends and Distributions:
Net Investment Income	—		(0.05)
Net Realized Gain	—		(0.46)
Return of Capital	—		—	(3)
Total Dividends and Distributions	—		(0.51)
Net Asset Value, End of Period	$12.14		$10.26
Total Return*	18.32%		7.60%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$130		$—	(4)
Ratio of Expenses to Average Net Assets	0.62	%†(5)	0.00	%†(5)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.04	%†(5)	0.00	%†(5)
Ratio of Net Investment Income to Average Net Assets	2.37	%†	1.20	%†
Portfolio Turnover Rate	108	%(6)	149	%(6)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on April 22, 2024.

(2)	Per share data calculated using average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Amount rounded to less than $1(000).

(5)	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.75% (1.14% excluding waiver).
(6)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Institutional Shares	Period Ended June 30, 2025 (Unaudited)		Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.22		$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.12		0.06
Net Realized and Unrealized Gain	1.75		0.67
Total from Operations	1.87		0.73
Dividends and Distributions:
Net Investment Income	—		(0.03)
Net Realized Gain	—		(0.46)
Return of Capital	—		(0.02)
Total Dividends and Distributions	—		(0.51)
Net Asset Value, End of Period	$12.09		$10.22
Total Return*	18.30%		7.19%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$146,770		$144,051
Ratio of Expenses to Average Net Assets	0.60	%†	0.60	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.03	%†	1.04	%†
Ratio of Net Investment Income to Average Net Assets	2.14	%†	0.81	%†
Portfolio Turnover Rate	108	%(3)	149	%(3)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on April 22, 2024.

(2)	Per share data calculated using average shares method.

(3)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

A Shares	Period Ended June 30, 2025 (Unaudited)		Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.66		$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.09		0.06
Net Realized and Unrealized Gain	0.89		0.65
Total from Operations	0.98		0.71
Dividends and Distributions:
Net Investment Income	—		(0.02)
Net Realized Gain	—		(0.03)
Total Dividends and Distributions	—		(0.05)
Net Asset Value, End of Period	$11.64		$10.66
Total Return*	9.19%		7.07%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—	(3)	$—	(3)
Ratio of Expenses to Average Net Assets	0.00	%†(4)	0.00	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.54	%†(4)	2.57	%†(4)
Ratio of Net Investment Income to Average Net Assets	1.59	%†	1.47	%†
Portfolio Turnover Rate	36	%(5)	15	%(5)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on August 5, 2024.

(2)	Per share data calculated using average shares method.

(3)	Amount rounded to less than $1(000).

(4)	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.98% (1.49% excluding waiver).
(5)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Y Shares	Period Ended June 30, 2025 (Unaudited)		Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.65		$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.08		0.05
Net Realized and Unrealized Gain	0.90		0.65
Total from Operations	0.98		0.70
Dividends and Distributions:
Net Investment Income	—		(0.02)
Net Realized Gain	—		(0.03)
Total Dividends and Distributions	—		(0.05)
Net Asset Value, End of Period	$11.63		$10.65
Total Return*	9.20%		6.97%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—	(3)	$—	(3)
Ratio of Expenses to Average Net Assets	0.00	%†(4)	0.00	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.18	%†(4)	3.38	%†(4)
Ratio of Net Investment Income to Average Net Assets	1.50	%†	1.21	%†
Portfolio Turnover Rate	36	%(5)	15	%(5)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on August 5, 2024.

(2)	Per share data calculated using average shares method.

(3)	Amount rounded to less than $1(000).

(4)	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.73% (1.24% excluding waiver).

(5)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Institutional Shares	Period Ended June 30, 2025 (Unaudited)		Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$10.63		$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.06		0.03
Net Realized and Unrealized Gain	0.89		0.65
Total from Operations	0.95		0.68
Dividends and Distributions:
Net Investment Income	—		(0.02)
Net Realized Gain	—		(0.03)
Total Dividends and Distributions	—		(0.05)
Net Asset Value, End of Period	$11.58		$10.63
Total Return*	8.94%		6.77%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$23,072		$20,347
Ratio of Expenses to Average Net Assets	0.58	%†	0.57	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.43	%†	2.93	%†
Ratio of Net Investment Income to Average Net Assets	1.06	%†	0.77	%†
Portfolio Turnover Rate	36	%(3)	15	%(3)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on August 5, 2024.

(2)	Per share data calculated using average shares method.

(3)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Vontobel International Equity Fund (the “International Equity”) and Vontobel Global Equity Fund (the “Global Equity”) (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are each classified as a diversified, open-end management investment company registered under the 1940 Act. Vontobel Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The International Equity Fund is the successor to the Vontobel International Equity Fund, a series of the Vontobel Investment Trust (the “Predecessor Fund”). The Predecessor Fund was managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Fund. The Predecessor Fund dissolved and reorganized into the Institutional Shares of the Fund on April 22, 2024. All of the assets of the Predecessor Fund were transferred to the Fund in connection with the reorganization. The Fund currently offers A Shares, Y Shares and Institutional Shares.

The Global Equity commenced operations on August 5, 2024. The Fund currently offers A Shares, Y Shares and Institutional Shares.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended June 30, 2025, International Equity and Global Equity Fund have accrued foreign tax in the amount of $15,507 and $5,470, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the period ended June, 2025, the International Equity and Global Equity incurred offering costs of $19,184 and $47,945, respectively. As of June 30, 2025, International Equity and Global Equity had offering costs of $13,688 and $18,937, respectively, remaining to be amortized.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

4.  Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2025, International Equity and Global Equity paid $83,904 and $64,465, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) with respect to A Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for distribution and shareholder services. For the period ended June 30, 2025, International Equity incurred $13 for these services. For the period ended June 30, 2025, Global Equity did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthl y at an annual rate below.

Advisory Fee
Vontobel International Equity Fund	0.60%
Vontobel Global Equity Fund	0.58%

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding the level set forth below with respect to each of a Fund’s share classes until April 30, 2026. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026.

Contractual Expense Limit
Vontobel International Equity Fund	0.60%
Vontobel Global Equity Fund	0.58%

In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

During the period ended June 30, 2025 the Funds did not recapture any previously waived fees and/or reimbursed expenses.

As of June 30, 2025, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

	Subject to Repayment Until June 30, 2027	Subject to Repayment Until June 30, 2028
Vontobel International Equity Fund	$99,861	$645,527
Vontobel Global Equity Fund	—	$349,688

6.  Investment Transactions:

Purchases and sales of investment securities other than in-kind transactions and short-term investments, for the period ended June 30, 2025, were as follows:

	Purchases	Sales and Maturities
Vontobel International Equity Fund	$144,323,980	$165,105,515
Vontobel Global Equity Fund	8,515,778	7,334,186

For the period ended June 30, 2025, there were no purchases or sales of long-term U.S. Government securities by the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

7.  Share Transactions:

	Vontobel International Equity Fund
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(1)
A Shares
Issued	3,234	23
Reinvested	—	1
Total A Shares Transactions	3,234	24
Y Shares
Issued	13,705	10
Reinvested	—	—	*
Redeemed	(2,990)	—
Total Y Shares Transactions	10,715	10
Institutional Shares
Issued	1,258,333	18,941,188	**
Reinvested	—	631,810
Redeemed	(3,203,809)	(5,483,934)
Total Institutional Shares Transactions	(1,945,476)	14,089,064
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(1,931,527)	14,089,098

	Vontobel Global Equity Fund
	Period Ended Six Months Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(2)
A Shares
Issued	1	21
Reinvested	—	—
Total A Shares Transactions	1	21
Y Shares
Issued	1	10
Reinvested	—	—	*
Total Y Shares Transactions	1	10
Institutional Shares
Issued	273,573	1,911,534
Reinvested	—	3,987
Redeemed	(194,735)	(1,751)
Total Institutional Shares Transactions	78,838	1,913,770
Net Increase (Decrease) in Shares Outstanding From Share Transactions	78,840	1,913,801

(1)	Commenced operations on April 22, 2024.

(2)	Commenced operations on August 5, 2024.
*	Amount rounds to less than 1 share.
**	Includes transfer of assets from the Predecessor Fund (see Note 11).

8.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year or period ended December 31, 2024, were as follows:

		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Vontobel International Equity Fund	2024	$795,561	$5,708,011	$283,426	$6,786,998
Vontobel Global Equity Fund	2024	89,481	–	–	89,481

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Vontobel International Equity Fund	Vontobel Global Equity Fund
Undistributed Ordinary Income	$–	$67,466
Post October Losses	(185,591)	–
Late Year Loss Deferral	(204,629)	–
Unrealized Appreciation	18,042,679	654,351
Other Temporary Differences	–	1
Total Net Distributable Earnings	$17,652,459	$721,818

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2024 through December 31, 2024 that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2024, through December 31, 2024, and specified losses realized on investment transactions from November 1, 2024, through December 31, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Vontobel International Equity Fund	$113,953,049	$28,807,219	$(101,285)	$28,705,934
Vontobel Global Equity Fund	19,646,532	3,335,407	(189,745)	3,145,662

9.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Funds. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Equity Risk (Both Funds) – Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Market Risk (Both Funds) – The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Foreign Company Risk (Both Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (Both Funds) – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Emerging Markets Securities Risk (Both Funds) – The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

Investment Style Risk (Both Funds) – The Funds pursue a “growth style” of investing, meaning that the Funds invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Funds to sometimes underperform other equity funds that use differing investing styles.

Active Management Risk (Both Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Large Capitalization Company Risk (Both Funds) – The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk (Both Funds) – The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk (International Equity) – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Convertible Securities Risk (International Equity) – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

IPO Risk (International Equity) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Sustainability Risk (Both Funds) – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

ESG Integration/Active Ownership Risk (Both Funds) – The Funds intend to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Funds’ exposure to certain companies or industries and the Funds may forgo certain investment opportunities; however, these ratings are viewed holistically and the Funds may not forego an investment solely based upon a low score. The Funds’ results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

Third-Party Data Provider Risk (Both Funds) – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Funds’ portfolios.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

10.  Concentration of Shareholders:

At June 30, 2025, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

Vontobel International Equity Fund	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	1	100%
Institutional Shares	4	74%

Vontobel Global Equity Fund	No. of Shareholders	% Ownership
A Shares	2	100%
Y Shares	1	95%
Institutional Shares	3	98%

11.  In-Kind Transactions

Due to the International Equity Fund's reorganization on April 22, 2024, the International Equity Fund received contributions in-kind of investment securities, accrued interest income, accrued receivables and cash. The securities were received in a tax-free transaction at their current value including unrealized appreciation/(depreciation) on the date of the transaction. The details of the contributions are as follows:

Transaction Date	Shares Issued	Securities at Cost	Unrealized Appreciation (Depreciation)	Interest Accrued Receivable	Cash	Total Assets
4/22/2024	14,586,326	$124,176,697	$15,727,647	$135,296	$5,823,617	$145,863,257

12.  Indemnifications:

In the normal course of business, the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13.  Recent Accounting Pronouncements:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser, acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

14.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
JUNE 30, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Vontobel Funds

P.O. Box 219009

 Kansas City, MO 64121

Investment Adviser:

 Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

 New York, NY 10001

Administrator:

 SEI Investments Global Funds Services

One Freedom Valley Drive

 Oaks, PA 19456

Distributor:

 SEI Investments Distribution Co.

One Freedom Valley Drive

 Oaks, PA 19456

Legal Counsel:

 Morgan, Lewis & Bockius LLP

2222 Market Street

 Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

 One Commerce Square

2005 Market Street, Suite 700

 Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

VON-SA-001-0200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)              There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund II

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	September 4, 2025

By	(Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	September 4, 2025